UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-4653



                     The American Funds Tax-Exempt Series I
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                     Date of fiscal year end: July 31, 2003

                     Date of reporting period: July 31, 2003





                              Howard L. Kitzmiller
                                    Secretary
                     The American Funds Tax-Exempt Series I
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)


                                   Copies to:
                            JOHN JUDE O'DONNELL, Esq.
                  THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
                      1212 New York Avenue, Suite 100, N.W.
                             Washington, D.C. 20005
                          (Counsel for the Registrant)


ITEM 1 - Reports to Stockholders

(logo) American Funds
The right choice for the long term(R)

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds
Tax-Exempt Series I
Annual report for the year ended July 31, 2003

(cover picture looking down into valley)


The Tax-Exempt Fund of Maryland(R) seeks a high level of current income free from Federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia(R) seeks a high level of current income free from Federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

These Funds are two of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company(SM), the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Contents

Letter to shareholders                 1
The value of a long-term perspective   3
The Tax-Exempt Fund of Maryland:
   Investment portfolio                4
   Financial statements                9
The Tax-Exempt Fund of Virginia:
   Investment portfolio               12
   Financial statements               17
Notes to financial statements         20
Board of Trustees and officers        27

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2003 (the most recent calendar quarter):

Class A shares                       1 year    5 years  10 years

Reflecting 3.75% maximum sales charge
  The Tax-Exempt Fund of Maryland    +3.51%    +4.31%    +5.14%
  The Tax-Exempt Fund of Virginia    +3.68%    +4.67%    +5.18%

At net asset value
  The Tax-Exempt Fund of Maryland    +7.57%    +5.12%    +5.54%
  The Tax-Exempt Fund of Virginia    +7.73%    +5.47%    +5.58%

Results for other share classes can be found on page 26. For the most current investment results, please refer to americanfunds.com. Please see inside back cover for important information about other share classes.

The Funds' 30-day yields for Class A shares as of August 31, 2003, calculated in accordance with the Securities and Exchange Commission formula, were 3.20% for The Tax-Exempt Fund of Maryland and 3.01% for The Tax-Exempt Fund of Virginia. The Funds' distribution rates for Class A shares as of that date were 3.54% and 3.28%, respectively. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities, while the distribution rate reflects the Funds' past dividends paid to shareholders. Accordingly, the Funds' SEC yields and distribution rates may differ.

Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. All investments are subject to certain risks. Investments in the Funds are subject to interest rate fluctuations. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state's tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to Federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Please consult your tax adviser.

Cover: Rhododendrons growing along the Blue Ridge Parkway, Virginia. (picture from mountain)

Fellow shareholders:

Most of the fiscal year ended July 31, 2003 was very positive for The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. In June, however, signs of economic recovery prompted interest rates to rise and the bond market stumbled. July turned out to be a difficult month for bonds, with all types of issues, including municipals, affected by rising long-term yields. Both Funds gave back a large portion of the gains they had made previously in the year.

The Funds' net asset values declined slightly during the 12 months: Maryland's slipped from $15.93 to $15.76 a share, while Virginia's decreased from $16.57 to $16.32 a share. The Maryland Fund paid income dividends of 62 cents a share plus, on November 21, 2002, a long-term capital gain distribution of 2.2 cents a share. The Virginia Fund's income dividends totaled 60 cents a share plus a long-term capital gain distribution of 3.5 cents a share paid on the same date.

For those who reinvest, the Maryland Fund's income return of 4.0% was the equivalent of 6.6% from a taxable investment if you are in the highest combined Federal, state and local tax bracket of 39.9%. The Virginia Fund's income return of 3.7% was the equivalent of 6.0% from a taxable investment if you are in the highest combined Federal and state tax bracket of 38.7%.

If, like most shareholders, you reinvested your distributions, your total return, with the decrease in net asset value, was 3.0% for the Maryland Fund and 2.3% for the Virginia Fund.

For the same period, the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average each had total returns of 2.6%.


The economy and the markets

The first 10 1/2 months of the fiscal year were positive for the bond market. Interest rates remained at near-historic lows. The economy puttered along at a slow pace; but all that changed in mid-June when long-term interest rates began rising on concerns about future inflation and worries that the Fed was getting closer to tightening credit. On June 25, the Federal Reserve Board lowered the federal funds rate by 25 basis points to 1%, the lowest level in 45 years; however, a number of investors had anticipated a larger reduction. Reports for the second calendar quarter showed that the economic recovery was indeed strengthening although labor market indicators remained mixed. Gross domestic product, the total value of the nation's output of goods and services, grew at an annual rate of 3.1% during the quarter, up from 1.4% for each of the two previous quarters. Defense spending rose sharply. Although business spending has begun to pick up, the strength of the trend is unclear. Consumer spending has remained strong, fueled by funds from mortgage refinancing.

Municipal bonds benefited during much of the fiscal year from a "flight to quality" by investors still worried about the lengthy stock market decline and unhappy with the low returns provided by money market funds and certificates of deposit. Indeed, even with the summer downturn in the bond market, both the Maryland and Virginia Funds' total returns for the year outpaced returns of money market funds and inflation.

Maryland and Virginia economies and local concerns

The Maryland and Virginia economies have held up relatively well compared with other states, even though they too have received less money from state income and capital gain taxes because of the decline in the stock market. The states have benefited from increased spending for Iraq, the global war against terrorism and homeland security. The proximity to the nation's capitol has been a stabilizing factor in their economies, as a large number of defense contractors, research companies and government institutions have large operations nearby. State budget deficits haven't affected the bonds so far.

The Funds' portfolios

The Maryland and Virginia portfolios are well diversified and conservatively postured. Both contain a large number of quality bonds that are highly liquid. On July 31, issues rated AA or better accounted for 67% of the assets in the Maryland portfolio (up from 62% last year) and for 77% in the Virginia portfolio (almost the same as the 78% a year ago). Bonds rated below BBB which carry greater risk and are owned because they enhance the Funds' income stream and long-term total return potential represented 12% of net assets for Maryland (versus 14% a year ago) and 6% for Virginia (versus 7% last year).

Both Funds enjoyed strong cash inflows from shareholder purchases of shares during the fiscal year. As a result and in keeping with the policy of buying and holding issues for the long term, the Funds purchased many more issues than they sold during the year. The Maryland Fund purchased 24 new holdings while selling or redeeming eight. In the Virginia Fund, 27 new holdings were added and seven were sold or redeemed.

Looking forward

We cautioned shareholders in last year's annual letter that it would be difficult to maintain the pace of the previous two years (fiscal 2001 and fiscal
2002) when the Funds averaged total returns in the 7% range. Those returns occurred in a period of sharply declining interest rates. It is difficult to achieve such gains in a lower rate environment. As always, we recommend that you continue to maintain a long-term perspective on your investment.

In fiscal 2003, the number of shareholder accounts, with all share classes combined, rose from 2,876 to 3,741 for the Maryland Fund, an increase of 30%; and from 3,201 to 4,408 for the Virginia Fund, an increase of 38%. We welcome our new shareholders to the Funds and thank all of our long-term shareholders for their continuing support.

Sincerely,

(signature)
James H. Lemon, Jr., Chairman


(signature)
Harry J. Lister, Vice Chairman

(signature)
Jeffrey L. Steele, President

September 18, 2003

The value of a long-term perspective
How a $10,000 investment has grown

The American Funds Tax-Exempt Series I

The Tax-Exempt Fund of Maryland
Graph of The Tax-Exempt Fund of Maryland showing that a $10,000 investment in 1993 grew to the following amounts:

Year                                         Lipper MD   Lehman Bros
ended             TEFMD          TEFMD       Muni Funds  Muni Bond
31-Jul            @ mop          @ nav       Average     Index      CPI

7/31/1993         9,625          10,000      10,000       10,000   10,000
7/31/1994         9,758          10,141      10,098       10,187   10,277
7/31/1995         10,500         10,912      10,792       10,989   10,561
7/31/1996         11,126         11,563      11,405       11,714   10,873
7/31/1997         12,185         12,663      12,445       12,916   11,115
7/31/1998         12,900         13,407      13,101       13,690   11,302
7/31/1999         13,193         13,712      13,357       14,083   11,544
7/31/2000         13,461         13,990      13,690       14,691   11,967
7/31/2001         14,642         15,217      14,945       16,171   12,292
7/31/2002         15,541         16,151      15,814       17,256   12,472
7/31/2003         16,004         16,632      16,273       17,878   12,735



Lehman Brothers Municipal Bond Index:                       $17,878 /2/
The Tax Exempt Fund of Maryland at net asset value:         $16,632 /3/ /4/
Lipper Maryland Municipal Debt Funds Average:               $16,273 /4/
The Tax-Exempt Fund of Maryland at maximum offering price:  $16,004 /4/ /5/
Consumer Price Index (inflation):                           $12,735 /6/

Average Annual Total Returns /1/
(for periods ended July 31, 2003)
      1 year       5 years     10 years
      -0.88%       +3.62%       +4.82%

Fiscal year ended July 31

The Tax-Exempt Fund of Virginia

Graph of The Tax-Exempt Fund of Virginia showing that a $10,000 investment in 1993 grew to the following amounts:

Year                         Lipper VA      Lehman Bros
ended      TEFVA    TEFVA    Muni Funds     Muni Bond
31-Jul     @ mop    @ nav    Average        Index        CPI

7/31/1993  9,625    10,000   10,000         10,000       10,000
7/31/1994  9,794    10,173   10,024         10,187       10,277
7/31/1995  10,536   10,944   10,728         10,989       10,561
7/31/1996  11,112   11,542   11,394         11,714       10,873
7/31/1997  12,125   12,594   12,501         12,916       11,115
7/31/1998  12,735   13,228   13,198         13,690       11,302
7/31/1999  13,016   13,521   13,439         14,083       11,544
7/31/2000  13,439   13,959   13,777         14,691       11,967
7/31/2001  14,702   15,271   15,073         16,171       12,292
7/31/2002  15,595   16,199   15,916         17,256       12,472
7/31/2003  15,956   16,574   16,344         17,878       12,735

Lehman Brothers Municipal Bond Index:                       $17,878 /2/
The Tax-Exempt Fund of Virginia at net asset value:         $16,574 /3/ /4/
Lipper Virginia Municipal Debt Funds Average:               $16,344 /4/
The Tax-Exempt Fund of Virginia at maximum offering price:  $15,956 /4/ /5/
Consumer Price Index (inflation):                           $12,735 /6/

Average Annual Total Returns /1/
(for periods ended July 31, 2003)
      1 year       5 years     10 years
      -1.55%       +3.81%       +4.78%

Fiscal year ended July 31


/1/ Assumes reinvestment of all distributions and payment of the 3.75% maximum sales charge at the beginning of the stated periods.

/2/ The index is a national index not limited to Maryland or Virginia bonds. It is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ Results at net asset value (not including sales charge).

/4/ With all distributions reinvested. The Lipper average does not reflect sales charges.

/5/ Results reflect payment of maximum sales charge of 3.75% on the $10,000 investment. Thus, the net amount invested was $9,625. As outlined in the
prospectus, the sales   charge is reduced for larger investments. There is no
sales charge on dividends or capital gain distributions that are reinvested in additional shares.

/6/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


Past results are not predictive of future results. The results shown are before taxes on Fund distributions and sale of Fund shares.

Investment portfolio July 31, 2003

The Tax-Exempt Fund of Maryland

Quality diversification:

(pie chart showing quality diversification)

Moody's/S&P ratings (best of either)<F1>
Aaa/AAA                                 45.1%
Aa/AA                                   21.4%
A/A                                      4.1%
Baa/BBB                                  6.6%
Lower than Baa/BBB                      11.7%
Cash and equivalents                    11.1%

Maturity diversification:/2/

(pie chart showing maturity diversification)

Under 1 year                            11.1%
1 to 10 years                           69.6%
10+ to 20 years                         14.0%
20+ to 30 years                          3.1%
30+ years                                2.2%
Average life /3/   7.82 years


/1/ If ratings are not available, they are assigned by the Fund's research analysts.

/2/ Securities are included at prerefunded dates, not maturity dates.

/3/ Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund is 10.46 years.


                                                                                                             Principal    Market
Fixed-income securities  88.94%                                                                                 amount     value
                                                                                                                 (000)     (000)
Maryland State Issuers

Community Dev. Administration, Dept. of Housing and Community Dev.:
  Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022                                       $2,000  $  1,944
  Residential Rev. Bonds, AMT:
    Series 1998-B:
      5.00% 2008                                                                                                 1,610     1,679
      5.00% 2009                                                                                                 1,680     1,761
    Series 2001-H:
      5.20% 2022                                                                                                 1,000     1,003
      4.40% 2025                                                                                                 1,000     1,039
  Single-family Program Bonds, First Series 1994, 5.80% 2009                                                     2,000     2,014

Dept. of Transportation:
  Consolidated Transportation Bonds:
    Ref. Series 2003, 4.00% 2008                                                                                 1,000     1,056
    Series 2002, 5.50% 2017                                                                                      2,000     2,217
    Series 2003, 5.25% 2014                                                                                      3,000     3,301
  Project Cert. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008                     1,420     1,535

Econ. Dev. Corp.:
  Lease Rev. Bonds:
    (Aviation Administration Facs.), Series 2003, AMT, FSA insured:
      5.25% 2012                                                                                                 1,000     1,066
      5.50% 2013                                                                                                 1,500     1,618
    (Dept. of Transportation Headquarters Fac.), Series 2002:
      5.00% 2014                                                                                                 1,755     1,856
      5.375% 2019                                                                                                1,500     1,578
    (Montgomery County Town Square Parking Garage Project), Series 2002-A, 3.25% 2011                            1,000       961
  Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001,
  AMBAC insured:
    5.25% 2011                                                                                                   3,425     3,752
    5.375% 2015                                                                                                  2,230     2,409

Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator
Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010                                         3,500     3,725

G.O. Bonds, State and Local Facs.:
  Capital Improvement Bonds, First Series Loan, Series 2003-A, 5.25% 2016                                        1,500     1,637

First Series Loan:
    Series 2000-H, 5.50% 2010                                                                                   $2,000  $  2,245
    Series 2001-H, 5.50% 2011                                                                                    1,000     1,116
  Second Series Loan:
    Series 1999-W, 5.00% 2011                                                                                      500       535
    Series 1999-X, 5.25% 2012                                                                                    2,000     2,165
    Series 2002-B, 5.25% 2009                                                                                    1,000     1,108

Health and Higher Educational Facs. Auth.:
  Anne Arundel Medical Center Issue, Rev. Bonds, Series 1998, FSA insured, 5.125% 2028                           1,000       997
  (Charity Obligated Group-Daughters of Charity National Health System), Hospital Rev. Bonds,
  Series 1997-D, 4.60% 2026 (preref. 2003)                                                                      1,600      1,615
  Good Samaritan Hospital Issue, Rev. Bonds, Series 1993, 5.70% 2009 (escrowed to maturity)                      1,000     1,130
  Howard County:
    General Hospital Acquisition Issue, Johns Hopkins Medicine, Rev. Bonds, Series 1998,
    MBIA insured, 5.00% 2029                                                                                       500       490
    General Hospital Issue, Rev. Bonds, Series 1993 (escrowed to maturity):
      5.50% 2013                                                                                                 2,000     2,048
      5.50% 2021                                                                                                 1,000     1,024
  Institute College of Art Issue, Rev. Bonds, Series 2001, 5.50% 2032                                            1,250     1,233
  Johns Hopkins University Issue, Rev. Ref. Bonds:
    Series 1998, 5.25% 2014                                                                                      2,505     2,667
    Series 2001-A:
      5.00% 2011                                                                                                 1,000     1,078
      5.00% 2013                                                                                                 1,000     1,057
    Series 2002-A, 5.00% 2032                                                                                    1,000       978
  Medlantic/Helix Issue, Rev. Bonds, Series 1998-B, AMBAC insured, 5.25% 2038                                    1,500     1,523
  Memorial Hospital of Cumberland Issue, Rev. Ref. Bonds, Series 1992, 6.50% 2010 (preref. 2004)                   750       786
  Mercy Medical Center Issue, Project and Rev. Ref. Bonds, Series 1996, FSA insured, 6.50% 2013                  2,000     2,350
  Mercy Ridge Issue, Rev. Bonds:
    Series 2003-A, 6.00% 2035                                                                                    2,000     1,903
    Series 2003-B, 5.00% 2008                                                                                    1,000     1,017
  PUMH of Maryland, Inc. Issue, First Mortgage Rev. Bonds (Heron Point of Chestertown), Series 1998-A:
    5.75% 2019                                                                                                   1,500     1,456
    5.75% 2026                                                                                                   1,640     1,562
  Rev. Ref. Bonds, Adventist HealthCare Issue, Series 2003-A:
    5.00% 2012                                                                                                   1,000       983
    5.75% 2025                                                                                                   1,000       973
  Roland Park Place Issue, Ref. and Project Rev. Bonds, Series 1999, 5.50% 2014                                    525       527
  Suburban Hospital Issue, Rev. Ref. Bonds, Series 1993, 5.125% 2021                                             1,500     1,468
  The Johns Hopkins Medical Institutions Parking Facs. Issue, Parking Rev. Bonds, Series 2001,
  AMBAC insured, 5.00% 2034                                                                                        880       858
  University of Maryland Medical System Issue, Rev. Bonds, Series 2000, 6.75% 2030                               2,000     2,170

Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A,
FGIC insured, 5.00% 2020                                                                                         1,375     1,405

Northeast Maryland Waste Disposal Auth. Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit
Project), Series 1998, AMT, 5.00% 2012                                                                           2,500     2,488

Transportation Auth.:
  Airport Parking Rev. Bonds, Baltimore/Washington International Airport Projects, Series 2002-B, AMT,
  AMBAC insured, 5.375% 2015                                                                                     2,000     2,102
  Facs. Project, Transportation Facs. Projects Rev. Bonds, Series 1992, 5.80% 2006                               1,000     1,108

University System, Auxiliary Fac. and Tuition Rev. Bonds:
  Series 2001-B, 4.00% 2013                                                                                      2,500     2,477
  Series 2002-A, 5.125% 2022                                                                                     2,000     2,024

Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 1991-B, 0% 2005                         700       678

  City & County Issuers

Anne Arundel County:
  Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series 2001, 8.25% 2028                                    $2,000  $  1,954
  G.O. Bonds, Series 2002, 5.25% 2012                                                                            1,000     1,095
  Special Obligation Bonds:
    (Arundel Mills Project), Series 1999, 7.10% 2029                                                             2,000     2,157
    (National Business Park Project), Series 2000, 7.375% 2028                                                   1,500     1,610
  Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012                                1,825     1,824

City of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured:
  6.00% 2015                                                                                                     1,500     1,730
  5.00% 2024                                                                                                       410       412
  5.00% 2024 (escrowed to maturity)                                                                                810       818

Mayor and City Council of Baltimore:
  Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.), Series 1996-A, FGIC insured,
  5.90% 2009                                                                                                     1,500     1,714
  Port Fac. Rev. Bonds (Consolidation Coal Sales Company Project), Series 1984-B, 6.50% 2011                       500       512
  Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC insured, 5.00% 2021                          1,975     1,981

Baltimore County, G.O. Bonds:
  Consolidated Public Improvement Bonds:
    Ref. Series 2002, 5.25% 2010                                                                                 2,000     2,216
    Series 2002, 5.25% 2015                                                                                      3,000     3,231
  Metropolitan Dist. Bonds (67th Issue), 5.00% 2018                                                              1,500     1,551

Calvert County (Asbury-Solomons Island Fac.):
  Econ. Dev. Rev. Bonds, Series 1995, 8.625% 2024 (preref. 2005)                                                 2,300     2,578
  Econ. Dev. Rev. Ref. Bonds, Series 1997, MBIA insured:
    5.00% 2009                                                                                                   1,000     1,090
    5.00% 2017                                                                                                   1,000     1,028

Carroll County:
  EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A,
  Asset Guaranty insured, RADIAN insured, 5.50% 2019                                                             1,265     1,311
  G.O. Ref. Bonds, 5.00% 2010                                                                                    1,000     1,091

Frederick County:
  G.O. Public Facs. Bonds, Series 2000, 5.10% 2017                                                               1,000     1,047
  Special Obligation Bonds (Urbana Community Dev. Auth.), Series 1998, 6.625% 2025                               2,000     2,038

Howard County, G.O. Bonds, Consolidated Public Improvement Project and Ref. Bonds,
Series 2002-A, 5.25% 2014                                                                                        1,000     1,078

Montgomery County:
  Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016                                   1,000     1,056
  G.O. Consolidated Public Improvement Bonds:
    Series 2000-A, 5.30% 2013 (preref. 2010)                                                                     1,000     1,112
    Series 2001-A:
      4.75% 2011                                                                                                 2,500     2,666
      4.75% 2012                                                                                                 1,000     1,062
      5.25% 2015                                                                                                 2,000     2,148
  Housing Opportunities Commission:
    Housing Dev. Bonds (The Metropolitan), Issue 1995-A, 6.10% 2015                                              2,025     2,107
    Multi-family Rev. Bonds (Strathmore Court at White Flint), Issue 1994-A-2,
    7.50% 2024 (preref. 2004)                                                                                    2,000     2,150
    Single-family Mortgage Rev. Bonds:
      Series 1997-A, 5.50% 2009                                                                                    560       594
      Series 1998-B:
        4.80% 2009                                                                                                 595       595
        4.90% 2010                                                                                                 490       510
  Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Bonds (Resource Recovery Project),
  Series 1993-A, AMT, 6.00% 2007                                                                                $1,000  $  1,091
  Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A, 6.00% 2014 (preref. 2006)                            2,355     2,686
  Solid Waste Disposal System Ref. Rev. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013                          1,000     1,061
  Special Obligation Bonds:
    (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021                                               2,345     2,449
    (West Germantown Dev. Dist.):
      Senior Series 2002-A, RADIAN insured, 5.375% 2020                                                            750       763
      Junior Series 2002-B, 6.70% 2027                                                                           1,700     1,721

Prince George's County:
  (Dimensions Health Corp. Issue), Project and Rev. Ref. Bonds, Series 1994, 5.375% 2014                         2,985     1,979
  Housing Auth., Mortgage Rev. Bonds, AMT:
    (GNMA Collateralized-Langley Garden Apartments Project), Series 1997-A, 5.60% 2017                           1,130     1,167
    (GNMA Collateralized-Windsor Crossing Apartments Project), Series 2002-A:
      3.90% 2012                                                                                                   515       515
      5.00% 2023                                                                                                 1,000       973
    GNMA/FNMA Collateralized Single-family Mortgage, Series 1998-A, 4.65% 2019                                   1,485     1,493
  Industrial Dev. Auth. Lease Rev. Ref. Bonds (Upper Marlboro Justice), Series 2003-A, MBIA insured,
  5.00% 2014                                                                                                     1,500     1,598
  Solid Waste Management System Rev. Bonds, Series 1993, FSA insured, 6.50% 2007                                 1,205     1,234
  Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 8.00% 2026             1,835     2,012

Washington Suburban Sanitary Dist., Montgomery and Prince George_s Counties G.O. Bonds:
  Ref. Bonds of 1997, 5.75% 2017                                                                                 1,510     1,715
  Ref. Bonds of 2001, 4.50% 2015                                                                                 3,000     3,056

District of Columbia
Washington Metropolitan Area Transit Auth., Gross Rev. Transit Ref. Bonds, Series 1993,
FGIC insured, 6.00% 2008                                                                                         1,480     1,692

Puerto Rico
Electric Power Auth.:
  Rev. Bonds, Series DD, FSA insured, 4.50% 2019                                                                 1,000       978
  Rev. Ref. Bonds:
    Series GG, FSA insured, 4.75% 2021                                                                           1,020     1,008
    Series KK, XLCA insured, 5.00% 2011                                                                          1,000     1,083
    Series Y, MBIA insured, 7.00% 2007                                                                          1,000      1,170
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured,
5.00% 2026 (put 2010)                                                                                            1,000     1,084
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1996-A, AMT, 6.25% 2026            500       270
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2001-E, 6.00% 2026                                    500       546
Public Improvement Ref. Bonds (G.O. Bonds), Series 1998, 5.00% 2007                                               500        539

Virgin Islands
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-A:
  5.20% 2009                                                                                                     1,500     1,592
  5.20% 2010                                                                                                     1,000     1,049

Total fixed-income securities (cost: $168,215,000)                                                                       172,085

Short-term securities - 11.36%

Baltimore County:
  Consolidated Public Improvement Tax-Exempt Commercial Paper Bond Anticipation Notes,
  Series 1995, 0.95% 8/7/2003                                                                                   $  500  $    500
  Rev. Bonds (Oak Crest Village, Inc. Project), Series 1999-A, 0.85% 2029<F1>                                    2,100     2,100

Community Dev. Administration, Multi-family Dev. Rev. Ref. Bonds, (Avalon Ridge Apartments
Projects), Series 1997, 0.80% 2026<F1>                                                                           3,000     3,000

Economic Dev. Corp. Demand Student Housing Rev. Bonds (University of Maryland,
Baltimore Co. Project), Series 2002, 0.85% 2031<F1>                                                                500       500

Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Fac. Rev. Bonds (Cimenteries CBR
S.A. Project), Series 2000, AMT, 0.93% 2035<F1>                                                                  1,900     1,900

Health and Higher Educational Fac. Auth.:<F1>
  Pooled Loan Program Issue, Series 1985-A, 0.80% 2035                                                           2,100     2,100
  Pooled Loan Program Rev. Bonds, Series 1994-D, 0.85% 2029                                                      5,260     5,260
  Rev. Bonds:
    Charlestown Community Issue, Series 1998-A, 0.85% 2028                                                         975       975
    Trinity School Issue, Series 2001, 0.85% 2026                                                                2,150     2,150

Howard County, Consolidated Public Improvement Commercial Paper Bond Anticipation Notes,
Series 2002-C, 0.90% 8/5/2003<F2>                                                                                3,500     3,500

Total short-term securities (cost: $21,985,000)                                                                           21,985

Total investment securities (cost: $190,200,000)                                                                         194,070

Other assets less liabilities                                                                                              (585)

Net assets                                                                                                              $193,485

<F1> Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

<F2> This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


See Notes to Financial Statements



   Key to Abbreviations
   AMT            =  Alternative Minimum Tax
   Auth.          =  Authority
   Cert. of Part. =  Certificates of Participation
   Dept.          =  Department
   Dev.           =  Development
   Dist.          =  District
   Econ.          =  Economic
   Fac.           =  Facility
   Facs.          =  Facilities
   Fin.           =  Finance
   Fncg.          =  Financing
   G.O.           =  General Obligation
   Preref.        =  Prerefunded
   Ref.           =  Refunding
   Rev.           =  Revenue


Financial statements

The Tax-Exempt Fund of Maryland
Statement of assets and liabilities at July 31, 2003

                                          (dollars and shares in thousands,
                                                  except per-share amounts)
Assets:
  Investment securities at market (cost: $190,200)                 $194,070
  Cash                                                                  409
  Receivables for:
    Sales of investments                                $   268
    Sales of Fund's shares                                  213
    Interest                                              1,770       2,251
                                                                    196,730
Liabilities:
  Payables for:
    Purchases of investments                              2,705
    Repurchases of Fund_s shares                            108
    Dividends on Fund_s shares                              241
    Management services                                      61
    Services provided by affiliates                         106
    Deferred Trustees_ compensation                          23
    Other fees and expenses                                   1       3,245
Net assets at July 31, 2003                                        $193,485

Net assets consist of:
  Capital paid in on shares of beneficial interest                 $189,615
  Undistributed net investment income                                    96
  Distributions in excess of net realized gains                        (96)
    Net unrealized appreciation                                       3,870
Net assets at July 31, 2003                                        $193,485

Shares of beneficial interest issued and outstanding -
unlimited shares authorized
                                                         Shares   Net Asset
                                                           out-   value per
                                         Net assets    standing   share /1/

Class A                                    $156,359       9,921      $15.76
Class B                                      17,706       1,123       15.76
Class C                                      12,644         802       15.76
Class F                                       3,603         229       15.76
Class R-5                                     3,173         201       15.76



/1/ Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.37.


See Notes to Financial Statements

Financial statements

The Tax-Exempt Fund of Maryland

Statement of operations for the year ended July 31, 2003


                                                     (dollars in thousands)
Investment income:

  Income:
    Interest                                                         $8,448
  Fees and expenses:
    Investment advisory services                           $387
    Business management services                            306
    Distribution services                                   629
    Transfer agent services                                  46
    Administrative services                                  23
    Reports to shareholders                                  39
    Registration statement and prospectus                    18
    Postage, stationery and supplies                         16
    Trustees' compensation                                   15
    Auditing and legal                                       34
    Custodian                                                 4
    Other                                                     8       1,525
  Net investment income                                               6,923

Net realized gain and unrealized depreciation on investments:

  Net realized gain on investments                                       90
  Net unrealized depreciation on investments                        (2,279)
    Net realized gain and unrealized depreciation
    on investments                                                  (2,189)

Net increase in net assets resulting from operations                 $4,734


Statement of changes in net assets


                                                          (dollars in thousands)
                                                           Year ended July 31
                                                            2003        2002
Operations:
  Net investment income                                   $    6,923   $   6,126
  Net realized gain on investments                                90          97
  Net unrealized (depreciation) appreciation
  on investments                                             (2,279)       2,237
    Net increase in net assets resulting from
    operations                                                 4,734       8,460

Dividends and distributions paid to shareholders:
  Dividends from net investment income                       (6,911)     (6,103)
  Distributions from net realized gain on investments          (244)          -
    Total dividends and distributions paid to shareholders   (7,155)     (6,103)

Capital share transactions                                    35,007      34,587

Total increase in net assets                                  32,586      36,944

Net assets:
  Beginning of year                                          160,899     123,955
  End of year (including undistributed net
  investment income: $96 and $104, respectively)            $193,485    $160,899

See Notes to Financial Statements


Financial highlights<F1>

The Tax-Exempt Fund of Maryland

                                         Income from
                                  investment operations<F2> Dividends and distributions

                                            Net
                                         (losses)
                                           gains
                                         on secu-
                          Net             rities             Divi-             Total                       Net              Ratio
                         asset             (both    Total    dends   Distri-   divi-     Net             assets, Ratio of  of net
                         value             real-  from in-   (from   butions   dends    asset            end of  expenses  income
                        begin-   Net in- ized and vestment  net in-   (from     and    value,    Total   period  to aver- to aver-
                        ning of vestment  unreal-   oper-  vestment  capital  distri-  end of   return  (in mil-  age net  age net
                        period   income    ized)   ations   income)  gains)   butions  period    <F3>    lions)   assets   assets

Class A:
Year ended 7/31/2003     $15.93     $.62   $(.15)     $.47   $(.62)   $(.02)   $(.64)   $15.76    2.98%     $156     .73%    3.87%
Year ended 7/31/2002      15.68      .69      .25      .94    (.69)       -    (.69)    15.93     6.14      139      .75     4.40
Year ended 7/31/2001      15.12      .74      .56     1.30    (.74)       -    (.74)    15.68     8.77      119      .80     4.77
Year ended 7/31/2000      15.57      .74    (.45)      .29    (.74)       -    (.74)    15.12     2.03      100      .82     4.92
Year ended 7/31/1999       6.04      .74    (.37)      .37    (.74)    (.10)    (.84)    15.57     2.27      110      .78     4.63


Class B:
Year ended 7/31/2003      15.93      .50    (.15)      .35    (.50)    (.02)    (.52)    15.76     2.22       18     1.48     3.09
Year ended 7/31/2002      15.68      .57      .25      .82    (.57)       -    (.57)    15.93     5.35       11     1.49     3.62
Year ended 7/31/2001      15.12      .62      .56     1.18    (.62)       -    (.62)    15.68     7.96        4     1.54     3.91
Period from 3/15/2000
  to 7/31/2000            15.01      .16      .18      .34    (.23)       -    (.23)    15.12     2.26        1      .58     1.32


Class C:
Year ended 7/31/2003      15.93      .48    (.15)      .33    (.48)    (.02)    (.50)    15.76     2.09       13     1.61     2.97
Year ended 7/31/2002      15.68      .55      .25      .80    (.55)       -    (.55)    15.93     5.20        6     1.64     3.51
Period from 4/12/2001
  to 7/31/2001            15.49      .15      .20      .35    (.16)       -    (.16)    15.68     2.29        1      .49     1.02


Class F:
Year ended 7/31/2003      15.93      .60    (.15)      .45    (.60)    (.02)    (.62)    15.76     2.84        3      .86     3.73
Year ended 7/31/2002      15.68      .64      .25      .89    (.64)       -    (.64)    15.93     5.81        2      .99     4.18
Period from 6/15/2001
  to 7/31/2001            15.59      .07      .09      .16    (.07)       -    (.07)    15.68     1.03   -<F4>      .14      .45


Class R-5:
Year ended 7/31/2003      15.93      .65    (.15)      .50    (.65)    (.02)    (.67)    15.76     3.16        3      .55     4.06
Period from 7/15/2002
  to 7/31/2002            15.91      .03      .02      .05    (.03)       -    (.03)    15.93      .31        3      .02      .18



                                              Year ended July 31
                                 2003      2002      2001      2000      1999
Portfolio turnover rate
for all classes of shares         8%        5%        16%       12%       11%


<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

<F2> Year ended 1999 is based on shares outstanding on the last day of the year;
all other periods are based on average shares outstanding.

<F3> Total returns exclude all sales charges, including contingent deferred sales charges.

<F4> Amount less than one million.


Investment portfolio July 31, 2003

The Tax-Exempt Fund of Virginia

Quality diversification:

(pie chart showing quality diversification)

Moody's/S&P ratings (best of either)<F1>

Aaa/AAA                                 31.6%
Aa/AA                                   45.5%
A/A                                      4.8%
Baa/BBB                                  2.8%
Lower than Baa/BBB                       5.5%
Cash and equivalents                     9.8%

Maturity Diversification:/2/

(pie chart showingMaturity diversification)

Under 1 year                             9.8%
1 to 10 years                           72.7%
10+ to 20 years                         14.8%
20+ to 30 years                          2.7%

Average life /3/   7.56 years


/1/ If ratings are not available, they are assigned by the Fund's research analysts.
/2/ Securities are included at prerefunded dates, not maturity dates.
/3/ Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Virginia Fund is 8.98 years.


                                                                                                             Principal    Market
Fixed-income securities - 90.24%                                                                               amount     value
                                                                                                                 (000)     (000)
Virginia
State Issuers
Big Stone Gap, Redev. and Housing Auth., Commonwealth of Virginia Correctional Fac. Lease Rev. Bonds:
  (Wallens Ridge Dev. Project), Series 1995, 5.25% 2010                                                         $1,600  $  1,755
  Series 2003, 5.00% 2014                                                                                        2,000     2,136

College Building Auth.:
  Educational Facs. Rev. and Ref. Bonds:
    (Hampden-Sydney College Project), Series 1998, MBIA insured, 5.00% 2016                                        500       517
    (Hampton University Project), Series 2003:
      5.00% 2013                                                                                                 1,000     1,036
      5.00% 2014                                                                                                 1,815     1,869
  Educational Facs. Rev. Bonds:
    (21st Century College Program), Series 1998, 5.00% 2017                                                      1,000     1,024
    (Public Higher Education Fncg. Program):
      Series 2000-A, 5.125% 2016                                                                                   900       938
      Series 2002-A, 5.00% 2011                                                                                  1,530     1,654
    (University of Richmond Project), (put 2009):
      Series 2002-A, 5.00% 2032                                                                                  1,500     1,622
      Series 2002-B, 5.00% 2032                                                                                  2,000     2,163
    (Washington and Lee University Project), Series 2001, 5.375% 2021                                            1,000     1,072

Commonwealth Transportation Board:
  Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010                                      1,300     1,455
  Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program):
    Series 1999-B, 5.50% 2013                                                                                    4,750     5,190
    Series 2001-B, 5.00% 2010                                                                                    1,055     1,145

G.O. Bonds, Series 1997, 5.00% 2012                                                                                940       994

Housing Dev. Auth.:
  Commonwealth Mortgage Bonds:
    Series 1998-E, Sub-series E-4, 4.50% 2005                                                                    1,190     1,235
    Series 2000-A, AMT:
      Sub-series A-1, 5.65% 2010                                                                                 1,605     1,676
      Sub-series A-3, 5.55% 2006                                                                                   730       774
      Sub-series A-4, 5.30% 2010                                                                                 2,160     2,250
    Series 2001-J, Sub-series J-1, MBIA insured:
      4.55% 2010                                                                                                 1,000     1,016
      4.65% 2011                                                                                                 1,000     1,008
  Multi-family Housing Bonds:
    Series 1996-B, 5.95% 2016                                                                                    1,000     1,056
    Series 1997-B, AMT, 5.80% 2010                                                                               1,185     1,237
    Series 1998-I, AMT:
      4.60% 2009                                                                                                $1,320  $  1,371
      4.70% 2010                                                                                                 1,240     1,275
  Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017                                                             825       826

Northern Virginia Transportation Dist. Commission (Virginia Railway Express Project),
Commuter Rail Rev. Ref. Bonds, Series 1998, FSA insured:
  5.375% 2011                                                                                                    1,000     1,091
  5.375% 2014                                                                                                    1,000     1,077

Peninsula Ports Auth.:
  Health Care Facs. Rev. and Ref. Bonds (Mary Immaculate Project), Series 1994,
  6.875% 2010 (preref. 2004)                                                                                     1,900     2,039
  Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998:
    5.00% 2008                                                                                                   1,200     1,290
    5.00% 2009                                                                                                   1,100     1,175

Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT:
  5.00% 2012                                                                                                     1,000     1,048
  5.00% 2013                                                                                                     3,700     3,851

Public Building Auth., Public Facs. Rev. Bonds:
  Series 1998-B:
    5.00% 2010                                                                                                   1,000     1,073
    5.00% 2011                                                                                                   2,100     2,237
  Series 2000-A, 5.75% 2016                                                                                      1,000     1,103

Public School Auth., School Fncg. Bonds:
  (1991 Resolution), Series 1994-A, 6.20% 2014 (preref. 2004)                                                    1,500     1,608
  (1997 Resolution):
    Series 1998-A, 5.25% 2007                                                                                    2,000     2,213
    Series 1998-B, 4.50% 2009                                                                                    3,000     3,204
    Series 2002-A, 5.00% 2014                                                                                    2,000     2,115

Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B:
  5.00% 2016                                                                                                     1,000     1,048
  5.00% 2017                                                                                                     1,480     1,536

Resources Auth.:
  Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015                                           2,000     2,134
  Infrastructure Rev. Bonds (Pooled Loan Bond Program):
    Series 2001-B, AMT, FSA insured, 4.375% 2010                                                                 1,490     1,524
    Series 2002-A:
      5.25% 2014                                                                                                 1,460     1,568
      4.75% 2016                                                                                                 1,000     1,020
    Series 2003-B, AMT, MBIA insured, 5.00% 2016                                                                 1,000     1,017

Southeastern Public Service Auth., Senior Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015                4,825     5,121
Virginia Polytechnic Institute and State University, University Services System and General Rev.
Pledge Bonds, Series 1996-C, 5.35% 2009                                                                          1,000     1,094

City & County Issuers

Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. and Ref. Bonds (Johnston
Memorial Hospital), Series 1998:
  5.00% 2008                                                                                                     1,015     1,086
  5.00% 2009                                                                                                     1,020     1,083

Arlington County:
  G.O. Ref. Bonds, Series 1993:
    6.00% 2011                                                                                                   1,000     1,152
    6.00% 2012                                                                                                   1,000     1,156
  Industrial Dev. Auth., Resource Recovery Rev. Bonds (Alexandria/Arlington Waste-to-Energy Fac.),
  Ogden Martin Systems of Alexandria/Arlington Inc. Project, Series 1998-B, AMT, FSA insured,
  5.375% 2012                                                                                                    2,785     2,963

Industrial Dev. Auth. of the County of Charles City, AMT:
  Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, 4.875% 2009     $2,000  $  2,054
  Tax-Exempt Adjustable Mode Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002,
  6.25% 2027 (preref. 2012)                                                                                      1,000     1,071

City of Chesapeake:
  G.O. Public Improvement and Ref. Bonds, Series 2001:
    5.50% 2009                                                                                                   1,300     1,472
    5.50% 2011                                                                                                   1,500     1,684
    5.50% 2015                                                                                                   1,000     1,092
  G.O. Ref. Bonds, Series 1993, 5.40% 2008                                                                       1,000     1,126
  G.O. School Ref. Bonds, Series 2003, 5.00% 2013                                                                3,000     3,224

Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009                                     330       338

Industrial Dev. Auth. of Danville, Hospital Rev. Bonds (Danville Regional Medical Center):
  Series 1994, FGIC insured, 6.00% 2007 (preref. 2004)                                                           1,000     1,068
  Series 1998, AMBAC insured:
    5.25% 2012                                                                                                   1,995     2,159
    5.25% 2013                                                                                                   2,000     2,161
    5.25% 2028                                                                                                     720       738

Fairfax County:
  Econ. Dev. Auth., Retirement Community Rev. Bonds:
    (Greenspring Village, Inc. Fac.), Series 1999-A:
      6.75% 2012                                                                                                   500       524
      7.50% 2029                                                                                                 2,500     2,586
    (Laurel Hill Public Facs. Projects), Series 2003, 5.00% 2018                                                 1,000     1,028
  Industrial Dev. Auth.:
    Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998-A, 5.00% 2011                        1,500     1,546
    Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A:
      5.00% 2007                                                                                                   750       809
      5.00% 2011                                                                                                 1,000     1,043
      5.25% 2019                                                                                                 2,500     2,598
      FSA insured, 5.25% 2019                                                                                    1,000     1,052
      5.00% 2023                                                                                                   500       494
  Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project),
  Series 1998-A, FHA insured, 5.05% 2010                                                                         1,000     1,018
  Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021                                                    1,000     1,030

City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027           1,500     1,438

Industrial Dev. Auth. of Halifax County, Hospital Rev. Ref. Bonds (Halifax Regional Hospital, Inc.),
Series 1998:
  4.65% 2007                                                                                                       600       613
  4.80% 2009                                                                                                     1,000     1,020
  5.00% 2011                                                                                                     1,000     1,011

City of Hampton:
  Convention Center Rev. Bonds, Series 2002, AMBAC insured:
    5.25% 2014                                                                                                   1,000     1,076
    5.25% 2015                                                                                                   1,500     1,601
  G.O. Public Improvement Ref. Bonds:
    Series 1998:
      5.00% 2013                                                                                                 2,240     2,390
      5.00% 2014                                                                                                 1,000     1,067
    Series 2000, 5.25% 2011                                                                                      1,000     1,093

Industrial Dev. Auth. of the County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical
Center Project at Hanover Medical Park), Series 1995, MBIA insured:
  6.50% 2010                                                                                                     1,375     1,603
  6.375% 2018                                                                                                    1,500     1,772

Henrico County:
  Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013                                                 580       604
  Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South
  Atlantic, Inc. Project), AMT:
    Series 1995, 5.30% 2011 (put 2005)                                                                          $1,000  $    958
    Series 1996-A, 5.45% 2014                                                                                    1,000       898

Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds (Memorial Hospital of Martinsville and
Henry County), Series 1997, 6.00% 2017 (preref. 2007)                                                            1,000     1,129

Town of Leesburg, G.O. Ref. Bonds, Series 1993, 5.60% 2008 (preref. 2003)                                        1,195     1,223

Loudoun County:
  Dulles Town Center, Community Dev. Auth., Special Assessment Bonds (Dulles Town Center Project),
  Series 1998, 6.25% 2026                                                                                        2,500     2,474
  G.O. Public Improvement Bonds, Series 2001-B:
    5.00% 2012                                                                                                   1,000     1,071
    5.25% 2015                                                                                                     500       533
  G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012                                              1,795     1,935
  Industrial Dev. Auth., Hospital Rev. Bonds (Loudoun Hospital Center), Series 1995, FSA insured,
  6.00% 2005                                                                                                     1,000     1,079
  Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured, 5.00% 2014                      1,185     1,244

City of Manassas, G.O. Bonds, Series 1997-B, AMT, 5.00% 2013                                                     1,000     1,048

City of Newport News:
  G.O. General Improvement Bonds, Series 2003-A, 5.00% 2010                                                      1,000     1,085
  G.O. General Improvement and Water Bonds, Series 2002-A, 5.00% 2016                                            2,585     2,709

City of Norfolk, MBIA insured:
  G.O. Bonds, Capital Improvement and Ref. Bonds, Series 2002, 5.00% 2011                                        1,000     1,076
  Industrial Dev. Auth., Health Care Rev. Bonds (Bon Secours Health System), Series 1997, 5.00% 2007             1,250     1,364

Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured:
  5.375% 2014                                                                                                    1,485     1,547
  5.375% 2015                                                                                                    1,565     1,618

Prince William County:
  Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026                                2,487     2,491
  Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds:
    Series 1999-A, 6.85% 2019                                                                                    1,672     1,743
    Series 1999-B, 7.00% 2029                                                                                      487       511
  Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2014                                 2,000     2,134

City of Richmond:
  G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015                                     1,000     1,076
  Public Utility Rev. and Ref. Bonds, Series 1998-A, 5.25% 2009                                                  1,500     1,621

Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, FGIC insured:
  Series 1998, 5.25% 2012                                                                                        1,000     1,089
  Series 2002, 5.25% 2017                                                                                        1,120     1,211

Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated
  Group), Series 2002-A, MBIA insured, 5.50% 2015                                                                3,500     3,748

City of Virginia Beach:
  Dev. Auth.:
    Health Care Facs. Rev. and Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011                       1,000     1,048
    Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured:
      6.00% 2011                                                                                                 1,000     1,129
      5.125% 2018                                                                                                2,700     2,815
    Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A:
      5.375% 2017                                                                                                1,500     1,579
      5.00% 2021                                                                                                 2,000     1,994
  G.O. Public Improvement and Ref. Bonds, Series 2002:
    5.00% 2015                                                                                                   1,500     1,575
    5.00% 2016                                                                                                   1,500     1,564
  G.O. Public Improvement Bonds, Series 2001:
    5.00% 2012                                                                                                   2,425     2,615
    5.00% 2013                                                                                                   2,425     2,593

District of Columbia
Metropolitan Washington Airports Auth., AMT:
  Airport System Rev. and Ref. Bonds, Series 1998-B:
    5.50% 2007                                                                                                  $1,500  $  1,636
    MBIA insured, 5.25% 2010                                                                                     1,000     1,057
  Airport System Rev. Bonds:
    Series 2001-A, MBIA insured, 5.50% 2014                                                                      1,000     1,050
  Airport System Rev. Ref. Bonds, Series 2002-D, FSA insured:
    5.375% 2016                                                                                                  1,995     2,047
    5.375% 2020                                                                                                  1,000     1,016

Puerto Rico
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured,
5.00% 2026 (put 2010)                                                                                            1,000     1,084

Virgin Islands
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien:
  Series 1998-A, 5.20% 2009                                                                                      1,000     1,061
  Series 1998-C:
    5.50% 2005                                                                                                   1,000     1,066
    5.50% 2007                                                                                                   1,000     1,084

Total fixed-income securities (cost: $194,948,000)                                                                       200,751


Short-term securities - 8.47%


Alexandria Redev. and Housing Auth., Residential Care Fac. First Mortgage Rev. Bonds (Goodwin House),
Multi-Mode Series 1996-B, 0.87% 2006<F1>                                                                         2,455     2,455

Peninsula Ports Auth., Coal Terminal Rev. (Dominion Terminal Associates):
  Series 1987-A, 0.84% 9/3/2003                                                                                    900       900
  Series 1987-B, 0.85% 9/5/2003                                                                                  3,000     3,000

Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System
Obligated Group):<F1>
  Series 2002-C, 0.87% 2027                                                                                      4,990     4,990
  Series 2002-D, 0.92% 2027                                                                                      5,025     5,025

Industrial Dev. Auth. of the City of Waynesboro, Variable Rate Residential Care Facs. Rev. Bonds
(Sunnyside Presbyterian Home), Series 1997, 0.87% 2028<F1>                                                       2,470     2,470

Total short-term securities (cost: $18,840,000)                                                                           18,840

Total investment securities (cost: $213,788,000)                                                                         219,591

Other assets less liabilities                                                                                              2,860

Net assets                                                                                                              $222,451

<F1> Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to Abbreviations
AMT  = Alternative Minimum Tax Fin. = Finance
Auth. = Authority Fncg. = Financing
Dev. = Development G.O. = General Obligation
Dist. = District Preref. = Prerefunded
Econ. = Economic Redev. = Redevelopment
Fac. = Facility Ref. = Refunding
Facs. = Facilities Rev. = Revenue


Financial statements

The Tax-Exempt Fund of Virginia


Statement of assets and liabilities at July 31, 2003

                                          (dollars and shares in thousands,
                                                  except per-share amounts)
Assets:
  Investment securities at market (cost: $213,788)                 $219,591
  Cash                                                                  326
  Receivables for:
    Sales of Fund's shares                              $   417
    Interest                                              2,657       3,074
                                                                    222,991
Liabilities:
  Payables for:
    Repurchases of Fund's shares                             68
    Dividends on Fund's shares                              258
    Management services                                      69
    Services provided by affiliates                         121
    Deferred Trustees' compensation                          23
    Other fees and expenses                                   1         540
Net assets at July 31, 2003                                        $222,451

Net assets consist of:
  Capital paid in on shares of beneficial interest                 $217,004
  Undistributed net investment income                                   157
  Accumulated net realized loss                                       (513)
  Net unrealized appreciation                                         5,803
Net assets at July 31, 2003                                        $222,451

Shares of beneficial interest issued and outstanding -
unlimited shares authorized
                                                         Shares   Net Asset
                                                           out-   value per
                                         Net assets    standing   share /1/

Class A                                    $189,143      11,587      $16.32
Class B                                      13,730         841       16.32
Class C                                      14,048         860       16.32
Class F                                       3,506         215       16.32
Class R-5                                     2,024         124       16.32


/1/ Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.96.


See Notes to Financial Statements

Statement of operations for the year ended July 31, 2003


                                                     (dollars in thousands)
Investment income:
  Income:
    Interest                                                         $9,173
  Fees and expenses:
    Investment advisory services                           $434
    Business management services                            342
    Distribution services                                   696
    Transfer agent services                                  53
    Administrative services                                  25
    Reports to shareholders                                  48
    Registration statement and prospectus                    17
    Postage, stationery and supplies                         19
    Trustees' compensation                                   15
    Auditing and legal                                       34
    Custodian                                                 4
    Other                                                     8       1,695
  Net investment income                                               7,478

Net realized loss and unrealized depreciation on investments:
  Net realized loss on investments                                    (444)
  Net unrealized depreciation on investments                        (3,051)
    Net realized loss and unrealized depreciation
    on investments                                                  (3,495)
Net increase in net assets resulting from operations                 $3,983

Statement of changes in net assets

                                                          (dollars in thousands)
                                                           Year ended July 31
                                                            2003        2002
Operations:
  Net investment income                                   $    7,478   $   6,136
  Net realized (loss) gain on investments                      (444)         476
  Net unrealized (depreciation) appreciation on investments  (3,051)       2,862
    Net increase in net assets resulting from operations       3,983       9,474

Dividends and distributions paid to shareholders:
  Dividends from net investment income                       (7,439)     (6,099)
  Distributions from net realized gain on investments          (429)       (228)
    Total dividends and distributions paid to shareholders   (7,868)     (6,327)

Capital share transactions                                    38,924      48,491

Total increase in net assets                                  35,039      51,638

Net assets:
  Beginning of year                                          187,412     135,774
  End of year (including undistributed net
  investment income: $157 and $126, respectively)           $222,451    $187,412


  See Notes to Financial Statements


Financial highlights /1/

                                         Income from
                                  investment operations/2/ Dividends and distributions

                                            Net
                                         (losses)
                                           gains
                                         on secu-
                          Net             rities             Divi-             Total                       Net              Ratio
                         asset             (both    Total    dends   Distri-   divi-     Net             assets, Ratio of  of net
                         value             real-  from in-   (from   butions   dends    asset            end of  expenses  income
                        begin-   Net in- ized and vestment  net in-   (from     and    value,    Total   period  to aver- to aver-
                        ning of vestment  unreal-   oper-  vestment  capital  distri-  end of   return  (in mil-  age net  age net
                        period   income    ized)   ations   income)  gains)   butions  period    <F3>    lions)   assets   assets

Class A:
Year ended 7/31/2003     $16.57     $.60   $(.21)     $.39   $(.60)   $(.04)   $(.64)   $16.32    2.32%     $189     .71%    3.61%
Year ended 7/31/2002      16.29      .66      .31      .97    (.66)    (.03)    (.69)    16.57     6.08      169      .73     4.05
Year ended 7/31/2001      15.57      .72      .72     1.44    (.72)       -    (.72)    16.29     9.40      132      .78     4.47
Year ended 7/31/2000      15.82      .74    (.25)      .49    (.74)       -    (.74)    15.57     3.24      114      .80     4.77
Year ended 7/31/1999      16.36      .73    (.36)      .37    (.73)    (.18)    (.91)    15.82     2.21      125      .77     4.46


Class B:
Year ended 7/31/2003      16.57      .47    (.21)      .26    (.47)    (.04)    (.51)    16.32     1.56       14     1.46     2.81
Year ended 7/31/2002      16.29      .54      .31      .85    (.54)    (.03)    (.57)    16.57     5.28        7     1.48     3.26
Year ended 7/31/2001      15.57      .59      .72     1.31    (.59)       -    (.59)    16.29     8.56        3     1.51     3.57
Period from 3/15/2000
  to 7/31/2000            15.28      .18      .34      .52    (.23)       -    (.23)    15.57     3.40   -<F4>      .59     1.38


Class C:
Year ended 7/31/2003      16.57      .45    (.21)      .24    (.45)    (.04)    (.49)    16.32     1.43       14     1.60     2.72
Year ended 7/31/2002      16.29      .52      .31      .83    (.52)    (.03)    (.55)    16.57     5.15        8     1.62     3.13
Period from 4/18/2001
  to 7/31/2001            16.01      .14      .29      .43    (.15)       -    (.15)    16.29     2.69        1      .46      .89


Class F:
Year ended 7/31/2003      16.57      .58    (.21)      .37    (.58)    (.04)    (.62)    16.32     2.17        3      .85     3.44
Year ended 7/31/2002      16.29      .56      .31      .87    (.56)    (.03)    (.59)    16.57     5.44        1     1.23     3.51
Period from 4/4/2001
  to 7/31/2001            16.18      .18      .13      .31    (.20)       -    (.20)    16.29     1.95   -<F4>      .31     1.26


Class R-5:
Year ended 7/31/2003      16.57      .63    (.21)      .42    (.63)    (.04)    (.67)    16.32     2.49        2      .53     3.79
Period from 7/15/2002
  to 7/31/2002            16.55      .03      .02      .05    (.03)       -    (.03)    16.57      .29        2      .02      .16


                                              Year ended July 31
                                 2003      2002      2001      2000      1999
Portfolio turnover rate
for all classes of shares         4%        10%       5%        22%       13%

<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

<F2> Year ended 1999 is based on shares outstanding on the last day of the year;
all other periods are based on average shares outstanding.

<F3> Total returns exclude all sales charges, including contingent deferred sales charges.

<F4> Amount less than one million.

Notes to financial statements

The American Funds Tax-Exempt Series I

1. Organization and significant accounting policies

Organization - The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Funds offer five share classes, some of which are offered to limited categories of investors. The Funds' share classes are described below:

              Initial
  Share       Sales        Contingent deferred sales
  class       charge       charge upon redemption                       Conversion feature

  Class A     Up to 3.75%  None (except 1% for certain redemptions      None
                           within one year of purchase without an
                           initial sales charge)

  Class B     None         Declines from 5% to zero for redemptions     Class B converts to Class A
                           within six years of purchase                 after eight years

  Class C     None         1% for redemptions within                    Class C converts to Class F
                           one year of purchase                         after 10 years

  Class F     None         None                                         None

  Class R-5   None         None                                         None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

     Security valuation - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the Trust's Board of Trustees.

     Security transactions and related investment income - Security transactions are recorded by each Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The Funds are not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of July 31, 2003, the cost of investment securities for Federal income tax purposes was $190,116,000 and $213,633,000 for the Maryland Fund and the Virginia Fund, respectively.

During the year ended July 31, 2003, the Maryland and Virginia Funds reclassified $14,000 and $4,000, respectively, from undistributed net investment income to additional paid-in capital and reclassified $6,000 from undistributed net investment income to distributions in excess of net realized gains for the Maryland Fund and $4,000 from undistributed net investment income to accumulated net realized loss for the Virginia Fund to align financial reporting with tax reporting.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

  Maryland
  Undistributed net investment income                                    $  276
  Short-term and long-term capital loss deferrals                           (96)
  Gross unrealized appreciation on investment securities                  6,067
  Gross unrealized depreciation on investment securities                 (2,113)

  Virginia
  Undistributed net investment income                                    $  282
  Short-term and long-term capital loss deferrals                          (513)
  Gross unrealized appreciation on investment securities                  7,367
  Gross unrealized depreciation on investment securities                 (1,409)

Short-term and long-term capital loss deferrals above include capital losses of $96,000 and $513,000 for the Maryland and Virginia Funds,respectively, that were realized during the period November 1, 2002 through July 31, 2003.

The tax character of distributions paid was as follows (dollars in thousands):

     Maryland

                                 Dstributions from
                                  ordinary income     Distributions
                                                          from         Total
                                 Net      Short-term    Long-term     distri-
                             investment     capital      capital      butions
  Share class /1/              income        gains        gains        paid

  Year ended July 31, 2003
  Class A                          $5,950            -         $208       $6,158
  Class B                             457            -           18          475
  Class C                             267            -           10          277
  Class F                             108            -            4          112
  Class R-5                           129            -            4          133
  Total                            $6,911            -         $244       $7,155



  Year ended July 31, 2002
  Class A                          $5,696            -            -       $5,696
  Class B                             264            -            -          264
  Class C                              90            -            -           90
  Class F                              46            -            -           46
  Class R-5                             7            -            -            7
  Total                            $6,103            -            -       $6,103



/1/ Class R-5 shares were offered beginning July 15, 2002.


The tax character of distributions paid was as follows (dollars in thousands):

     Virginia

                                 Dstributions from
                                  ordinary income     Distributions
                                                          from         Total
                                 Net      Short-term    Long-term     distri-
                             investment     capital      capital      butions
  Share class/1/               income        gains        gains        paid

  Year ended July 31, 2003
  Class A                          $6,656           -         $378       $7,034
  Class B                             301           -           20          321
  Class C                             322           -           23          345
  Class F                              83           -            4           87
  Class R-5                            77           -            4           81
  Total                            $7,439           -         $429       $7,868



  Year ended July 31, 2002
  Class A                          $5,841           -         $219       $6,060
  Class B                             140           -            6          146
  Class C                             103           -            3          106
  Class F                              12           -            - /2/       12
  Class R-5                             3           -            - /2/        3
  Total                            $6,099           -         $228       $6,327



/1/ Class R-5 shares were offered beginning July 15, 2002.
/2/ Amount less than one thousand.


3. Fees and transactions with related parties

Business management services - The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds' general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and recordkeeping facilities, arrangements for and supervision of shareholder services, and Federal and state regulatory compliance. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund's average net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees, based on an annual rate of 1.35% of each Fund's gross investment income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2003, the business management fee was equivalent to an annualized rate of 0.167% and 0.161% of average net assets for the Maryland and Virginia Funds, respectively. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG, earned $44,000 and $23,000 on its retail sales of all share classes and distribution plans of the Maryland and Virginia Funds, respectively.

Investment advisory services - Capital Research and Management Company (CRMC), the Funds' investment adviser, is the parent company of American Funds Service Company (AFS), the Funds' transfer agent, and American Funds Distributors, Inc.
(AFD), the principal underwriter of the Funds' shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of each Fund's average net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, based on an annual rate of 1.65% of each Fund's gross investment income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.211% and 0.204% of average net assets for the Maryland and Virginia Funds, respectively.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class.
The principal class-specific fees and expenses are described below:

     Distribution services - The Funds have adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

     Share class            Currently approved limits            Plan limits

     Class A                          0.25%                         0.25%
     Class B                          1.00                          1.00
     Class C                          1.00                          1.00
     Class F                          0.25                          0.50


     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold. For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2003, unreimbursed Class A expenses subject to reimbursement totaled $51,000 for the Maryland Fund and $90,000 for the Virginia Fund.

     Transfer agent services - The Funds have a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     Administrative services - The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

     Expenses under the agreements described above for the year ended July 31, 2003, were as follows (dollars in thousands):

     Maryland
                                                     Administrative services

                                    Transfer          CRMC          Transfer
                  Distribution        agent      administrative       agent
     Share class    services        services        services        services

     Class A          $385             $41       Not applicable  Not applicable
     Class B           147              5        Not applicable  Not applicable
     Class C           90          Included in         $14             $1
     Class F            7        administrative         4               1
     Class R-5   Not applicable     services            3              -*
     Total            $629             $46             $21             $2


     Virginia
                                                     Administrative services

                                    Transfer          CRMC          Transfer
                  Distribution        agent      administrative       agent
     Share class    services        services        services        services

     Class A          $464             $50       Not applicable  Not applicable
     Class B           107              3        Not applicable  Not applicable
     Class C           119         Included in         $18             $2
     Class F            6        administrative         3               - /1/
     Class R-5  Not applicable     services            2                - /1/
     Total            $696             $53             $23             $2



/1/ Amount less than one thousand.


Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1994, Independent Trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Trustees' compensation in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - All the officers of the Trust and three of its Trustees are affiliated with WMC and received no compensation directly from the Funds.

4. Capital share transactions

Capital share transactions in the Funds were as follows
(dollars and shares in thousands):

Maryland

                                                            Reinvestments of dividends
                                             Sales<F2>           and distributions        Repurchases<F2>          Net increase
 Share class<F1>                        Amount      Shares      Amount      Shares      Amount      Shares      Amount      Shares
 Year ended July 31, 2003
 Class A                               $37,565       2,333      $4,093         255   $(22,042)     (1,369)     $19,616       1,219
 Class B                                 9,335         580         303          19     (2,901)       (181)       6,737         418
 Class C                                13,637         848         214          13     (6,988)       (436)       6,863         425
 Class F                                 2,368         147          71           5       (733)        (46)       1,706         106
 Class R-5                                  -          -          86           5         (1)      -<F3>          85           5
 Total net increase (decrease)         $62,905       3,908      $4,767         297   $(32,665)     (2,032)     $35,007       2,173

 Year ended July 31, 2002
 Class A                               $42,944       2,729      $3,656         233   $(28,802)     (1,830)     $17,798       1,132
 Class B                                 6,939         442         164          10       (278)        (18)       6,825         434
 Class C                                 5,436         346          68           4       (432)        (27)       5,072         323
 Class F                                 1,904         121          19           1       (149)         (9)       1,774         113
 Class R-5                               4,237         266           1      -<F3>     (1,120)        (70)       3,118         196
 Total net increase (decrease)         $61,460       3,904      $3,908         248   $(30,781)     (1,954)     $34,587       2,198

 Virginia

                                                            Reinvestments of dividends
                                             Sales<F2>           and distributions        Repurchases<F2>          Net increase
 Share class<F1>                        Amount      Shares      Amount      Shares      Amount      Shares      Amount      Shares
 Year ended July 31, 2003
 Class A                               $49,393       2,947      $4,513         270   $(30,916)     (1,849)     $22,990       1,368
 Class B                                10,177         608         236          14     (3,063)       (183)       7,350         439
 Class C                                12,553         751         259          15     (6,856)       (411)       5,956         355
 Class F                                 2,727         162          59           4       (239)        (14)       2,547         152
 Class R-5                                  -          -          81           5      -<F3>      -<F3>          81           5
 Total net increase (decrease)         $74,850       4,468      $5,148         308   $(41,074)     (2,457)     $38,924       2,319


                      Year ended July 31, 2002
 Class A                               $49,229       3,016      $3,640         223   $(18,438)     (1,129)     $34,431       2,110
 Class B                                 4,457         273         103           6       (613)        (37)       3,947         242
 Class C                                 7,667         471          76           5       (474)        (29)       7,269         447
 Class F                                   927          57           9      -<F3>        (64)         (4)         872          53
 Class R-5                               1,971         119           1      -<F3>      -<F3>      -<F3>       1,972         119
 Total net increase (decrease)         $64,251       3,936      $3,829         234   $(19,589)     (1,199)     $48,491       2,971


<F1> Class R-5 shares were offered beginning July 15, 2002.
<F2> Includes exchanges between share classes of the Fund.
<F3> Amount less than one thousand.

5. Investment transactions and other disclosures

The Maryland and Virginia Funds made purchases of investment securities, excluding short-term securities, of $40,040,000 and $39,514,000, and sales of $13,032,000 and $7,309,000, respectively, during the year ended July 31, 2003.

The Funds receive a reduction in their custodian fees equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended July 31, 2003, the custodian fees of $4,000 each for the Maryland and Virginia Funds includes $3,000 and $4,000, respectively, that were offset by this reduction, rather than paid in cash.


Report of independent auditors

The American Funds Tax-Exempt Series I

To the Board of Trustees and Shareholders:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2003, and the results of each of their operations, the changes in each of their net assets and each of their financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


(signature of Pricewaterhouse Coopers LLP)
Los Angeles, California
September 4, 2003

Tax information (unaudited)

The American Funds Tax-Exempt Series I

We are required to advise you within 60 days of the Maryland and Virginia Funds' fiscal year-end regarding the Federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended July 31, 2003, The Maryland and Virginia Funds paid long-term capital gain distributions of $244,000 and $429,000, respectively.

Shareholders may exclude from Federal taxable income any exempt-interest dividends paid from net investment income. For purposes of computing this exclusion, all of the dividends paid from net investment income qualify as exempt-interest dividends. Any distributions paid from realized net short-term or long-term capital gains are not exempt from Federal taxation.

Since the information above is reported for the Funds' fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2004 to determine the calendar year amounts to be included on their 2003 tax returns. Shareholders should consult their tax advisers.

Other share class results (unaudited)

The American Funds Tax-Exempt Series I

Returns for periods ended June 30, 2003 (the most recent calendar quarter):

 The Tax-Exempt Fund of Maryland

 Class B, Class C and Class F                               1 year Life of class

 Class B shares
 Reflecting applicable contingent deferred sales
   charge (CDSC), maximum of 5%, payable only if
   shares are sold within six years of purchase             +1.77%    +5.64%<F1>
 Not reflecting CDSC                                        +6.77%    +6.43%<F1>

 Class C shares
 Reflecting CDSC, maximum of 1%, payable only if
   shares are sold within one year of purchase              +5.64%    +5.87%<F2>
 Not reflecting CDSC                                        +6.64%    +5.87%<F2>

 Class F shares<F3>
 Not reflecting annual asset-based fee charged by
   sponsoring firm                                          +7.43%    +6.40%<F4>

 The Tax-Exempt Fund of Virginia

 Class B, Class C and Class F                               1 year Life of class

 Class B shares
 Reflecting applicable contingent deferred
   sales charge (CDSC), maximum of 5%, payable only if
   shares are sold within six years of purchase             +1.92%    +6.19%<F1>
 Not reflecting CDSC                                        +6.92%    +6.98%<F1>

 Class C shares
 Reflecting CDSC, maximum of 1%, payable only if
   shares are sold within one year of purchase              +5.79%    +6.12%<F5>
 Not reflecting CDSC                                        +6.79%    +6.12%<F5>

 Class F shares<F3>
 Not reflecting annual asset-based fee charged
   by sponsoring firm                                       +7.57%    +6.12%<F6>


<F1> Average annual total return from March 15, 2000, when Class B shares were first sold.

<F2> Average annual total return from April 12, 2001, when Class C shares were first sold.

<F3> These shares are sold without any initial or contingent deferred sales charge.

<F4> Average annual total return from June 15, 2001, when Class F shares were first sold.

<F5> Average annual total return from April 18, 2001, when Class C shares were first sold.

<F6> Average annual total return from April 4, 2001, when Class F shares were first sold.

Board of Trustees and officers

The American Funds Tax-Exempt Series I

Board of Trustees

 Independent Trustees
                                                                                     Number of
                                                                                    portfolios
                               Year first                                           in the fund
                                elected a                                           complex<F2>
                               Trustee of            Principal occupation(s)          overseen              Other
 Name and age                 the Trust<F1>          during past five years         by Trustee     directorships<F3> held

 Cyrus A. Ansary, 69               1986      President, Investment Services              3       JPMorgan Value
                                             International Co. LLC                               Opportunities Fund
                                             (holding company for various
                                             operating entities)

 Daniel J. Callahan III, 71        2002      Vice Chairman and Treasurer, The Morris     3       JPMorgan Value Opportunities
                                             & Gwendolyn Cafritz Foundation                      Fund; WGL Holdings, Inc.

 James C. Miller III, 61           2000      Chairman, The CapAnalysis Group, LLC        3       Atlantic Coast Airlines Holdings,
                                             economic, financial and regulatory                  Inc.; JPMorgan Value
                                             consulting); Former Counselor,                      Opportunities Fund
                                             Citizens for a Sound Economy

 Katherine D. Ortega, 69           2003      Former Treasurer of the United States       3       JPMorgan Value Opportunities
                                                                                                 Fund; The Kroger Co.;
                                                                                                 Rayonier Inc.

 T. Eugene Smith, 72               1986      President, T. Eugene Smith, Inc.            3       JPMorgan Value Opportunities Fund
                                             (real estate consulting, planning,
                                             and development)

 Leonard P. Steuart, II, 68        2002      Vice President, Steuart Investment          3       JPMorgan Value Opportunities Fund
                                             Company (real estate investment
                                             and operation)

 Interested Trustees<F4>

 Name, age and position with Trust

 James H. Lemon, Jr., 67           1986      Chairman of the Board and                   3       JPMorgan Value Opportunities Fund
 Chairman of the Board                       Chief Executive Officer,
                                             The Johnston-Lemon Group, Incorporated
                                             (financial services holding company)

 Harry J. Lister, 67               1986      Director and President,                     3       JPMorgan Value Opportunities Fund
 Vice Chairman of the Board                  Washington Management Corporation

 Jeffrey L. Steele, 57             2002      Executive Vice President and Director,      3       JPMorgan Value Opportunities Fund
 President                                   Washington Management Corporation;
                                             Former Partner, Dechert Price and Rhoads

Chairman Emeritus

Stephen Hartwell                             Retired former Trustee and
                                             Chairman of the Board

<F1> Trustees and officers of the Trust serve until their resignation, removal or retirement.

<F2> In each instance where a Trustee of the Trust serves on other Funds affiliated with The American Funds Group, such service is as a Director of Washington Mutual Investors Fund.

<F3> This includes all directorships other than those in The American Funds
Group that are held by each Trustee as a director of a public company or a registered investment company. JPMorgan Value Opportunities Fund was formerly The Growth Fund of Washington.

<F4> "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the Trust's Business Manager, Washington Management Corporation.

Other officers

The American Funds Tax-Exempt Series I

Officers
                           Year first elected
 Name, age and                an officer of
 position with Trust          the Trust<F1>      Principal occupation(s) during past five years

 Howard L. Kitzmiller, 73          1986      Director, Senior Vice President, Secretary and Assistant Treasurer,
 Senior Vice President,                      Washington Management Corporation
 Secretary and Treasurer

 Lois A. Erhard, 51                1988      Vice President, Washington Management Corporation
 Vice President

 Michael W. Stockton, 36           1996      Vice President, Assistant Secretary and Assistant Treasurer,
 Assistant Vice President,                   Washington Management Corporation
 Assistant Secretary and
 Assistant Treasurer

 J. Lanier Frank, 42               1998      Assistant Vice President, Washington Management Corporation
 Assistant Vice President

 Ashley L. Shaw, 34<F2>            2000      Assistant Secretary, Washington Management Corporation; Former Attorney/Law Clerk
 Assistant Secretary

The Statement of Additional Information includes additional information about the Trust's Trustees and is available without charge upon request by calling
American Funds Service Company at 800/421-0180. The address for all Trustees and officers of the Trust is 1101 Vermont Avenue, NW, Washington, DC, 20005, attention: Trust Secretary.

<F1> Officers of the Trust serve until their resignation, removal or retirement.
<F2> Ashley L. Shaw is the daughter of James H. Lemon, Jr.

The American Funds Tax-Exempt Series I

Offices of the Funds and of the business manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser

Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent

American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Thompson, O'Donnell, Markham,
Norton & Hannon
1212 New York Avenue, NW
Washington, DC 20005-3987

Independent auditors

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. For the Maryland and Virginia Funds, annual expenses for Class B shares were 0.75 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to higher annual expenses (0.88 percentage points for the Maryland Fund and 0.89 percentage points for the Virginia Fund) than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (0.13 percentage points for the Maryland Fund and 0.14 percentage points for the Virginia Fund) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Funds. As a result, dividends and investment results will differ for each share class.

This report is for the information of shareholders in the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, and operating policies of the Funds. If used as sales material after September 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

For information about your account or any of the Funds' services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company at 800/421-0180 or visit us at americanfunds.com. Please read the prospectus carefully before you invest or send money.

(logo American Funds)
The right choice for the long term(R)

TEFMD/TEFVA0110903
(reclycle logo)
Printed on recycled paper

The Capital Group Companies

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust


ITEM 2 - Code of Ethics

The Registrant has adopted a code of ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 1101 Vermont Avenue, NW, Suite 600, Washington, DC 20005.


ITEM 3 - Audit Committee Financial Expert

The Registrant's Board has determined that Katherine D. Ortega, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to her duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.


ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 10 - Exhibits

(a)       The code of ethics that is the subject of the disclosure required by
          Item 2 is attached as an exhibit hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

By  /s/ Harry J. Lister, Vice Chairman and PEO

Date: October 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/  Harry J. Lister, Vice Chairman and PEO

Date: October 8, 2003



 By /s/ Howard L. Kitzmiller, Senior Vice President, Secretary, and Treasurer

Date: October 8, 2003